Property, Plant and Equipment - Summary of Movements in Property, Plant and Equipment (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	€ 10,558	€ 12,062
Freehold land [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	€ 347	€ 319